Summary of Accounting Policies (Policies) - SBA Defined Contribution Plan for Citizens and Farmers Bank (the Plan)	12 Months Ended
Dec. 31, 2025
Summary of Accounting Policies
Basis of Accounting	Basis of Accounting The financial statements of the Plan are prepared under the accrual method of accounting.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein, and disclosure of contingent assets and liabilities.  Actual results could differ from those estimates.

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

The Plan’s investments are reported at fair value.  Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. The Plan’s management determines the Plan’s investment valuations utilizing information provided by the investment advisors and custodians. See Note 3 for a discussion of fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis.  Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.  Net appreciation includes gains and losses on investments bought and sold as well as held during the Plan year.

Benefit Payments	Benefit Payments Benefit payments are recorded when paid.
Notes from Participants

Notes from Participants

Notes from participants are measured at their unpaid principal balance plus any accrued but unpaid interest.  Interest income is recorded on the accrual basis.  Delinquent loans are treated as distributions based upon the terms of the Plan document. No allowance for credit loss has been recorded as of December 31, 2025 or 2024.

Expenses

Expenses

Certain expenses of maintaining the Plan are paid directly by the Plan Sponsor and are excluded from these financial statements.  Fees related to the administration of notes from participants are charged directly to the participant’s accounts and are included in administrative expenses.  Investment related expenses are included in net appreciation of fair value of investments.